Preferred and Income Securities ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred and Income Securities ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	8.67%	11.10%	7.97%